Note Borrowings (Composition of federal funds purchased and assets sold under agreements to repurchase) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Federal Funds Purchased	$ 0	$ 50,000
Assets sold under agreements to repurchase	479,425	712,145
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	$ 479,425	$ 762,145